Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets [abstract]
Property, plant and equipment	$ 10,782	$ 9,458
Right-of-use assets	1,570	1,415
Goodwill	25,567	24,756
Intangible assets other than goodwill	29,411	26,915
Investments in associated companies	98	119
Deferred tax assets	5,438	4,359
Financial assets	2,348	2,015
Other non-current assets	5,275	3,505
Total non-current assets	80,489	72,542
Current assets [abstract]
Inventories	6,269	5,723
Trade receivables	8,937	7,423
Income tax receivables	205	133
Marketable securities, time deposits and derivative financial instruments	155	1,998
Cash and cash equivalents	11,435	11,459
Other current assets	3,459	2,968
Total current assets	30,460	29,704
Total assets	110,949	102,246
Equity [abstract]
Share capital	766	793
Treasury shares	(50)	(53)
Reserves	45,414	43,306
Equity attributable to Novartis AG shareholders	46,130	44,046
Non-controlling interests	419	80
Total equity	46,549	44,126
Non-current liabilities [abstract]
Financial debts	27,935	21,366
Lease liabilities	1,657	1,568
Deferred tax liabilities	3,397	2,419
Provisions and other non-current liabilities	4,133	4,075
Total non-current liabilities	37,122	29,428
Current liabilities [abstract]
Trade payables	4,456	4,572
Financial debts and derivative financial instruments	5,602	8,232
Lease liabilities	263	235
Current income tax liabilities	1,969	1,599
Provisions and other current liabilities	14,988	14,054
Total current liabilities	27,278	28,692
Total liabilities	64,400	58,120
Total equity and liabilities	$ 110,949	$ 102,246